UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  JUNE 30, 2010



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED JUNE 30, 2010





[LOGO OF USAA]
   USAA (R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA TAX EXEMPT MONEY MARKET FUND
JUNE 30, 2010


















                                                                      (Form N-Q)

                                             (C)2010, USAA. All rights reserved.
48499-0610
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PORTFOLIO OF INVESTMENTS

June 30, 2010 (unaudited)

CATEGORIES AND DEFINITIONS

VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

The Fund's investments consist of securities meeting the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Investment Management Company (the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Bank of America, N.A., Citibank, N.A., Citigroup, Inc., Deutsche Bank A.G., Deutsche Postbank, Freddie Mac, JPMorgan Chase Bank, N.A., Key Bank, N.A., Merrill Lynch & Co., Inc., Wells Fargo Bank, N.A., or WestLB A.G.

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(NBGA)   Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from one of the following: Freddie Mac, Minnesota General Obligation, Montana Board of Investments Intercap Program, National Rural Utility Corp., or Texas Permanent School Fund.

(INS)    Principal and interest payments are insured by one of the following:
         Assured Guaranty Corp., Assured Guaranty Municipal Corp., Berkshire Hathaway Assurance Corp., or National Indemnity Co. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

EDA      Economic Development Authority
EDC      Economic Development Corp.
IDA      Industrial Development Authority/Agency
IDB      Industrial Development Board
IDC      Industrial Development Corp.
ISD      Independent School District
MTA      Metropolitan Transportation Authority

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2  | PORTFOLIO OF INVESTMENTS
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PORTFOLIO OF INVESTMENTS

USAA TAX EXEMPT MONEY MARKET FUND
June 30, 2010 (unaudited)

PRINCIPAL
AMOUNT                                                                           COUPON            FINAL          VALUE
(000)       SECURITY                                                               RATE         MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------------
            VARIABLE-RATE DEMAND NOTES (87.8%)

            ALABAMA (3.4%)
$   2,810   Auburn IDB (LOC - Compass Bank)                                        1.31%       4/01/2019     $    2,810
    1,220   Demopolis IDB (LOC - Compass Bank)                                     0.48        8/01/2022          1,220
   11,120   Huntsville (LIQ) (a)                                                   0.35        5/01/2015         11,120
    2,005   Huntsville Educational Building Auth. (LOC - SunTrust Bank)            2.67       12/01/2022          2,005
    6,550   Huntsville Educational Building Auth. (LOC - SunTrust Bank)            0.43        9/01/2026          6,550
    2,340   Marengo County Port Auth. (LOC - Compass Bank)                         0.47        7/01/2026          2,340
    3,230   Mobile Medical Clinic Board (LOC - Regions Bank)                       1.59        3/01/2022          3,230
    4,750   Montgomery (LOC - Regions Bank)                                        2.00        6/01/2022          4,750
    1,100   Northport (LOC - Regions Bank)                                         1.59        9/03/2015          1,100
    3,725   Northport (LOC - Regions Bank)                                         1.75        7/01/2018          3,725
    1,200   Oxford IDA (LOC - Federal Home Loan Bank of Atlanta)                   0.45       12/01/2029          1,200
   10,000   Tuscaloosa County IDA (LOC - JPMorgan Chase Bank, N.A.)                0.39        3/01/2027         10,000
   10,000   Tuscaloosa County IDA (LOC - JPMorgan Chase Bank, N.A.)                0.39       12/01/2027         10,000
   10,695   Tuscaloosa County Port Auth.
               (LOC - Federal Home Loan Bank of Atlanta)                           0.41        5/01/2030         10,695
   32,500   Tuscaloosa County Port Auth. (LOC - Compass Bank)                      0.80       12/01/2031         32,500
                                                                                                             ----------
                                                                                                                103,245
                                                                                                             ----------
            ARIZONA (0.8%)
    5,015   Chandler IDA (LOC - Comerica Bank, N.A.)                               0.39       12/01/2037          5,015
    5,175   Phoenix Civic Improvement Corp. (INS)(LIQ)(a)                          0.32        7/01/2034          5,175
   13,000   Verrado Western Overlay Community Facilities District
               (LOC - Compass Bank)                                                1.00        7/01/2029         13,000
                                                                                                             ----------
                                                                                                                 23,190
                                                                                                             ----------
            ARKANSAS (0.2%)
    5,175   Texarkana (LOC - PNC Bank, N.A.)                                       0.46        3/01/2021          5,175
                                                                                                             ----------
            CALIFORNIA (2.9%)
    1,865   Golden State Tobacco Securitization Corp.
                (LIQ)(LOC - Deutsche Bank A.G.)(a)                                 0.31        6/01/2027          1,865
   42,830   Health Facilities Financing Auth. (LOC - Bank of America, N.A.)        0.25        7/01/2033         42,830
   25,000   Long Beach Health Facilities                                           0.24       10/01/2016         25,000
   20,000   Statewide Communities Dev. Auth. (LIQ)(LOC - Citigroup, Inc.) (a)      0.46        7/01/2012         20,000
                                                                                                             ----------
                                                                                                                 89,695
                                                                                                             ----------

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
PRINCIPAL
AMOUNT                                                                           COUPON            FINAL          VALUE
(000)       SECURITY                                                               RATE         MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------------
            COLORADO (5.3%)
$   8,915   Arista Metropolitan District (LOC - Compass Bank)                      1.00%      12/01/2030     $    8,915
    8,000   Brighton Crossing Metropolitan District No. 4 (LOC - Compass Bank)     0.76       12/01/2034          8,000
   13,950   Centerra Metropolitan District No. 1 (LOC - Compass Bank)              1.00       12/01/2029         13,950
    6,500   Cornerstar Metropolitan District Co. (LOC - Compass Bank)              0.76       12/01/2037          6,500
   15,815   Denver Urban Renewal Auth. (LOC - Compass Bank)                        1.00        9/01/2017         15,815
    8,885   Denver Urban Renewal Auth. (LOC - Compass Bank)                        1.00        9/01/2017          8,885
    1,870   Denver Urban Renewal Auth. (LOC - Compass Bank)                        1.00        9/01/2017          1,870
   11,465   Educational and Cultural Facilities Auth. (LOC - Fifth Third Bank)     0.34        1/01/2029         11,465
    2,020   El Paso County (LOC - JPMorgan Chase Bank, N.A.)                       0.60       11/01/2021          2,020
    1,045   Health Facilities Auth. (LOC - JPMorgan Chase Bank, N.A.)              0.60        1/01/2018          1,045
    9,905   Health Facilities Auth. (LOC - Key Bank, N.A.)                         0.38        6/01/2030          9,905
    8,740   Health Facilities Auth. (LOC - Compass Bank)                           0.58        8/15/2034          8,740
   23,990   Jefferson Metropolitan District
               (LOC - Bank of America, N.A.)(LIQ) (a)                              0.63       12/01/2028         23,990
    7,320   Lowry Economic Redevelopment Auth. (LOC - Compass Bank)                1.00       12/01/2020          7,320
      305   Postsecondary Educational Facilities Auth.
               (LOC - Wells Fargo Bank, N.A.)                                      0.45        6/01/2011            305
    1,025   Postsecondary Educational Facilities Auth.
               (LOC - JPMorgan Chase Bank, N.A.)                                   0.60        4/01/2013          1,025
    6,650   Timnath Dev. Auth. (LOC - Compass Bank)                                0.76       12/01/2029          6,650
   24,560   Univ. of Colorado Hospital Auth. (INS)(LOC -
               Wells Fargo Bank, N.A.)                                             0.28       11/15/2033         24,560
                                                                                                             ----------
                                                                                                                160,960
                                                                                                             ----------
            CONNECTICUT (0.1%)
    1,575   Health and Educational Facilities Auth. (LOC -
               Bank of America, N.A.)                                              0.45        7/01/2036          1,575
                                                                                                             ----------

            DELAWARE (0.6%)
    4,250   EDA (LOC - Wells Fargo Bank, N.A.)                                     0.45        9/01/2012          4,250
    8,050   EDA (LOC - Citizens Bank of Pennsylvania)                              0.38        7/01/2033          8,050
    6,600   EDA IDA                                                                0.80       12/01/2014          6,600
      150   Wilmington (LOC - Allied Irish Banks plc)                              3.10        7/01/2031            150
                                                                                                             ----------
                                                                                                                 19,050
                                                                                                             ----------
            DISTRICT OF COLUMBIA (0.5%)
    3,200   District of Columbia (LOC - Bank of America, N.A.)                     0.40        7/01/2022          3,200
   11,090   District of Columbia (LOC - Sovereign Bank)                            0.63       10/01/2034         11,090
                                                                                                             ----------
                                                                                                                 14,290
                                                                                                             ----------
            FLORIDA (4.0%)
    9,840   Brevard County Housing Finance Auth. (LIQ)(NBGA) (a)                   0.36       12/01/2032          9,840
   16,395   Broward County Housing Finance Auth. (LIQ)(NBGA) (a)                   0.43        9/01/2032         16,395
    1,135   Collier County IDA (LOC - SunTrust Bank)                               0.48        9/01/2029          1,135

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4  | PORTFOLIO OF INVESTMENTS

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
PRINCIPAL
AMOUNT                                                                           COUPON            FINAL          VALUE
(000)       SECURITY                                                               RATE         MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------------
$  10,000   Highlands County Health Facilities Auth. (INS)(LIQ) (a)                0.36%      11/15/2014     $   10,000
    1,200   Hillsborough County IDA (LIQ)(LOC - Citibank, N.A.) (a)                0.44        4/01/2014          1,200
   13,220   Housing Finance Corp. (LIQ)(NBGA) (a)                                  0.43       10/01/2032         13,220
    5,160   JEA (INS)(LIQ) (a)                                                     0.36       10/01/2013          5,160
    5,210   Miami-Dade County IDA (LOC - Federal Home Loan Bank of Atlanta)        0.33        5/01/2028          5,210
    8,500   Miami-Dade County School Board (INS)(LIQ) (a)                          0.33        5/01/2016          8,500
    5,780   Orange County IDA (LOC - SunTrust Bank)                                0.49       10/01/2030          5,780
    2,000   Palm Beach County (LOC - Northern Trust Co.)                           0.30        3/01/2027          2,000
   10,000   Palm Beach County Health Facilities Auth. (LOC - SunTrust Bank)        0.43       11/01/2025         10,000
   18,680   Peace River (INS)(LIQ) (a)                                             0.35       10/01/2013         18,680
    2,885   Univ. of North Florida Financing Corp. (LIQ)
               (LOC - Deutsche Bank A.G.) (a)                                      0.31       11/01/2027          2,885
   11,490   West Palm Beach Utility System (LIQ) (a)                               0.35       10/01/2012         11,490
                                                                                                             ----------
                                                                                                                121,495
                                                                                                             ----------
            GEORGIA (2.6%)
   40,495   Camden County Public Service Auth. (INS)(LIQ)                          0.45       12/01/2032         40,495
    3,000   Dev. Auth. of Cobb County (LOC - Federal Home Loan Bank of Atlanta)    0.43        2/01/2030          3,000
    7,000   Floyd County Dev. Auth. (LOC - RBC Bank (USA)                          0.35        4/01/2017          7,000
   30,150   Metropolitan Rapid Transit Auth.
               (LOC - Bayerische Landesbank)(LOC - WestLB A.G.)                    0.29        7/01/2025         30,150
                                                                                                             ----------
                                                                                                                 80,645
                                                                                                             ----------
            ILLINOIS (5.0%)
   10,500   Aurora, Kane, DuPage, Will, and Kendall Counties
               (LOC - Fifth Third Bank)                                            0.48        6/01/2029         10,500
   13,325   Chicago (LIQ) (a)                                                      0.36        5/01/2014         13,325
   20,065   Chicago (INS)(LIQ) (a)                                                 0.35        1/01/2015         20,065
    4,200   Dev. Finance Auth.                                                     0.35        1/01/2016          4,200
   22,500   Dev. Finance Auth. (LOC - JPMorgan Chase Bank, N.A.)                   0.27       10/01/2029         22,500
    3,120   Finance Auth. (LOC - Fifth Third Bank)                                 2.06        3/01/2031          3,120
    6,500   Finance Auth. (LOC - RBS Citizens, N.A.)                               0.48        9/01/2043          6,500
   30,000   Finance Auth. (LOC - RBS Citizens, N.A.)                               0.39        1/01/2048         30,000
   10,990   Metropolitan Pier and Exposition Auth.
               (LIQ)(LOC - Deutsche Bank A.G.) (a)                                 0.31        6/15/2034         10,990
    6,000   Metropolitan Pier and Exposition Auth.
               (LIQ)(LOC - Deutsche Bank A.G.) (a)                                 0.31       12/15/2039          6,000
    4,249   Springfield Airport Auth.                                              0.62       10/15/2016          4,249
    2,325   West Chicago IDA (LOC - Bank of America, N.A.)                         0.33        3/01/2015          2,325
   20,760   Woodridge (INS)(LOC - Societe Generale)                                0.35        7/01/2020         20,760
                                                                                                             ----------
                                                                                                                154,534
                                                                                                             ----------
            INDIANA (2.2%)
    6,755   Berne (LOC - Federal Home Loan Bank of Indiana)                        0.38       10/01/2033          6,755
    5,730   Evansville (LOC - Fifth Third Bank)                                    0.55        1/01/2025          5,730
    9,620   Finance Auth. (LOC - Federal Home Loan Bank of Indiana)                0.38        7/01/2029          9,620
    3,155   Finance Auth. (LOC - PNC Bank, N.A.)                                   0.41        6/01/2037          3,155
    1,300   Huntington                                                             0.55        6/26/2014          1,300
    3,910   Jasper County (LOC - Fifth Third Bank)                                 0.60       12/01/2022          3,910
    1,355   Morgan County (LOC - Fifth Third Bank)                                 0.60       12/01/2027          1,355
   10,695   Morgan County (LOC - Fifth Third Bank)                                 0.60       12/01/2027         10,695

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
PRINCIPAL
AMOUNT                                                                           COUPON            FINAL          VALUE
(000)       SECURITY                                                               RATE         MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------------
$   1,500   St. Joseph County (LOC - Wells Fargo Bank, N.A.)                       0.45%       6/01/2022     $    1,500
   12,200   Tipton Economic Dev. (LOC - Fifth Third Bank)                          0.60        6/01/2031         12,200
    5,285   Winona Lake (LOC - Fifth Third Bank)                                   0.60        6/01/2031          5,285
    6,490   Winona Lake (LOC - Key Bank, N.A.)                                     0.51        7/01/2031          6,490
                                                                                                             ----------
                                                                                                                 67,995
                                                                                                             ----------
            IOWA (3.7%)
    6,850   Chillicothe                                                            0.35        1/01/2023          6,850
   12,750   Council Bluffs                                                         0.35        1/01/2025         12,750
   23,000   Finance Auth.                                                          0.38        6/01/2036         23,000
   33,000   Finance Auth.                                                          0.38        9/01/2036         33,000
   34,900   Louisa County                                                          0.30       10/01/2024         34,900
    1,500   Sheldon                                                                0.61       11/01/2015          1,500
                                                                                                             ----------
                                                                                                                112,000
                                                                                                             ----------
            KANSAS (0.1%)
    3,615   North Newton (LOC - U.S. Bank, N.A.)                                   0.34        1/01/2023          3,615
                                                                                                             ----------
            KENTUCKY (2.5%)
    1,510   Boone County (LOC - JPMorgan Chase Bank, N.A.)                         0.60       11/01/2021          1,510
   20,095   Economic Dev. Finance Auth. (INS)(LIQ)                                 0.27        8/01/2018         20,095
    2,000   Frankfort                                                              0.55        5/07/2014          2,000
    9,005   Hancock County (LOC - BMO Bank of Montreal)                            0.41        7/01/2010          9,005
    9,490   Hancock County (LOC - BMO Bank of Montreal)                            0.41        7/01/2011          9,490
   20,000   Hancock County (LOC - HSBC Bank USA)                                   0.41        7/01/2012         20,000
    1,555   Lexington-Fayette Urban County (LOC - JPMorgan Chase Bank, N.A.)       0.60        7/01/2021          1,555
    3,275   Lexington-Fayette Urban County
               (LOC - Federal Home Loan Bank of Cincinnati)                        0.56       12/01/2027          3,275
   10,110   Louisville and Jefferson County (INS)(LIQ) (a)                         0.32       12/01/2012         10,110
                                                                                                             ----------
                                                                                                                 77,040
                                                                                                             ----------
            LOUISIANA (3.0%)
    1,550   Ascension Parish                                                       0.55        9/01/2010          1,550
    6,600   Ascension Parish                                                       0.35        3/01/2011          6,600
    5,000   Donaldsonville IDB (LOC - Regions Bank)                                3.09        2/01/2027          5,000
    1,470   Environmental Facilities and Community Dev. Auth.
               (LOC - Federal Home Loan Bank of Dallas)                            0.40        4/01/2018          1,470
    1,000   Environmental Facilities and Community Dev. Auth.
               (LOC - Bank of America, N.A.)                                       0.30        8/01/2029          1,000
    1,890   Hammond Area Economic and Industrial Dev. District
               (LOC - Federal Home Loan Bank of Dallas)                            0.41        3/01/2033          1,890
    9,540   New Orleans (LOC - Capital One, N.A.)                                  0.61        8/01/2024          9,540
    3,570   Public Facilities Auth. (LOC - Federal Home Loan Bank of Dallas)       0.40       12/01/2014          3,570
    1,100   Public Facilities Auth.                                                0.35        8/01/2017          1,100
    8,165   Public Facilities Auth. (LOC - Bank of New York Mellon)                0.49        4/01/2021          8,165
    5,085   Public Facilities Auth. (LOC - Capital One, N.A.)                      0.61        7/01/2023          5,085
      625   Public Facilities Auth. (LOC - Capital One, N.A.)                      0.61        7/01/2023            625
    1,430   Public Facilities Auth. (LOC - Capital One, N.A.)                      0.61        7/01/2023          1,430
    3,190   Public Facilities Auth. (LOC - Capital One, N.A.)                      0.61        7/01/2027          3,190
   25,000   St. James Parish (LOC - Natixis)                                       0.36       11/01/2039         25,000
    7,750   St. Tammany Parish Dev. District
               (LOC - Federal Home Loan Bank of Dallas)                            0.41        3/01/2033          7,750

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6  | PORTFOLIO OF INVESTMENTS

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
PRINCIPAL
AMOUNT                                                                           COUPON            FINAL          VALUE
(000)       SECURITY                                                               RATE         MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------------
$   9,450   St. Tammany Parish Dev. District (LOC - SunTrust Bank)                 0.43%       7/01/2038     $    9,450
                                                                                                             ----------
                                                                                                                 92,415
                                                                                                             ----------
            MARYLAND (1.1%)
    1,000   Baltimore County IDA                                                   0.55        3/01/2014          1,000
    2,530   Chestertown (LOC - RBS Citizens, N.A.)                                 0.49        3/01/2038          2,530
    7,500   Gaithersburg (LIQ)(LOC - Citibank, N.A.) (a)                           0.44        7/01/2014          7,500
    1,600   Health and Educational Facilities Auth.
               (LOC - Manufacturers & Traders Trust Co.)                           0.40        1/01/2033          1,600
   19,795   Montgomery County Auth. (LOC - Manufacturers & Traders Trust Co.)      0.41       12/01/2027         19,795
                                                                                                             ----------
                                                                                                                 32,425
                                                                                                             ----------
            MICHIGAN (5.6%)
   21,035   Building Auth. (INS)(LIQ) (a)                                          0.36       10/15/2014         21,035
   22,555   Charlotte Hospital Finance Auth. (LOC - Fifth Third Bank)              0.60        5/01/2029         22,555
   12,325   Higher Education Facilities Auth. (LOC - Comerica Bank, N.A.)          0.33        8/01/2026         12,325
    1,530   Higher Education Facilities Auth. (LOC - Comerica Bank, N.A.)          0.37       10/01/2027          1,530
    9,000   Hospital Finance Auth. (INS)(LIQ)                                      0.31        6/01/2022          9,000
    7,760   Hospital Finance Auth. (LOC - Fifth Third Bank)                        0.55        6/01/2035          7,760
   10,660   Huron County (LOC - Fifth Third Bank)                                  0.60       10/01/2028         10,660
   30,835   Marquette County (LOC - RBS Citizens, N.A.)                            0.48        3/01/2033         30,835
    7,900   Northville EDC (LOC - Fifth Third Bank)                                0.55        5/01/2014          7,900
   14,640   Oakland County EDC (LOC - Fifth Third Bank)                            0.55        3/01/2029         14,640
    6,925   Oakland County EDC (LOC - Comerica Bank, N.A.)                         0.33       12/01/2032          6,925
    6,885   Oakland County EDC (LOC - Comerica Bank, N.A.)                         0.39        5/01/2037          6,885
    4,675   Strategic Fund (LOC - Comerica Bank, N.A.)                             0.39        7/01/2034          4,675
   14,140   Strategic Fund (LOC - Comerica Bank, N.A.)                             0.39        7/01/2034         14,140
                                                                                                             ----------
                                                                                                                170,865
                                                                                                             ----------
            MINNESOTA (0.4%)
    2,880   Canby Community Hospital District No.1                                 0.61       11/01/2026          2,880
    3,900   North Suburban Hospital District (LOC - Wells Fargo Bank, N.A.)        0.45        2/01/2013          3,900
    4,675   Rochester (LOC - Royal Bank of Scotland N.V.)                          1.31        4/01/2022          4,675
                                                                                                             ----------
                                                                                                                 11,455
                                                                                                             ----------
            MISSISSIPPI (1.4%)
   15,610   Business Finance Corp. (LOC - Regions Bank)                            1.49       10/01/2018         15,610
    5,845   Business Finance Corp. (LOC - Federal Home Loan Bank of Dallas)        0.31        6/01/2029          5,845
    5,465   Business Finance Corp. (LOC - Federal Home Loan Bank of Dallas)        0.41        3/01/2033          5,465
    7,310   Business Finance Corp. (LOC - Hancock Bank)                            0.59        4/01/2033          7,310
    9,715   Business Finance Corp. (LOC - Hancock Bank)                            0.42       12/01/2036          9,715
                                                                                                             ----------
                                                                                                                 43,945
                                                                                                             ----------
            MISSOURI (3.2%)
   13,210   Buchanan County (LOC - Wells Fargo Bank, N.A.)                         0.34       10/01/2026         13,210
    7,740   Hannibal IDA (LOC - Bank of America, N.A.)                             0.51        8/01/2027          7,740
    5,850   Health and Educational Facilities Auth. (LOC - KBC Bank, N.V.)         0.27        8/01/2029          5,850
   43,600   Health and Educational Facilities Auth.
               (LOC - Bank of America, N.A.)                                       0.23        6/01/2035         43,600

================================================================================

                                          USAA TAX EXEMPT MONEY MARKET FUND |  7

================================================================================

PRINCIPAL
AMOUNT                                                                           COUPON            FINAL          VALUE
(000)       SECURITY                                                               RATE         MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------------
$  10,345   Health and Educational Facilities Auth.
               (LOC - Bank of Oklahoma, N.A.)                                      0.47%       7/01/2040     $   10,345
   14,500   Jackson County IDA (LOC - Commerce Bank, N.A.)                         0.37        7/01/2025         14,500
    1,760   St. Louis County IDA (LOC - U.S. Bank, N.A.)                           0.35        6/15/2024          1,760
                                                                                                             ----------
                                                                                                                 97,005
                                                                                                             ----------
            NEBRASKA (0.1%)
    2,130   Sarpy County                                                           0.55        7/01/2013          2,130
                                                                                                             ----------
            NEVADA (0.9%)
   28,700   Clark County (LOC - Bayerische Landesbank)                             0.30        7/01/2029         28,700
                                                                                                             ----------
            NEW JERSEY (0.8%)
    3,900   EDA (LOC - SunTrust Bank)                                              0.28       12/01/2027          3,900
    3,175   EDA (LOC - Valley National Bank)                                       0.50        3/01/2031          3,175
    6,455   EDA (LOC - Valley National Bank)                                       0.40       11/01/2040          6,455
    9,830   Health Care Facilities Financing Auth. (LIQ)
               (LOC - Bank of America, N.A.) (a)                                   0.40        7/01/2013          9,830
                                                                                                             ----------
                                                                                                                 23,360
                                                                                                             ----------
            NEW YORK (7.5%)
    2,710   Albany IDA (LOC - Bank of America, N.A.)                               0.31        5/01/2027          2,710
    4,200   Allegany County IDA (LOC - Key Bank, N.A.)                             0.48        4/01/2029          4,200
    3,920   Broome County IDA (LOC - Manufacturers & Traders Trust Co.)            0.36        7/01/2023          3,920
    5,730   Broome County IDA (LOC - Manufacturers & Traders Trust Co.)            0.36        7/01/2040          5,730
    3,595   Clinton County IDA (LOC - Key Bank, N.A.)                              0.38        7/01/2042          3,595
    3,200   Dormitory Auth. (LOC - KBC Bank, N.V.)                                 0.23        7/01/2029          3,200
    5,870   East Rochester Housing Auth. (LOC - RBS Citizens, N.A.)                0.39       12/01/2036          5,870
    3,280   Essex County IDA (LOC - Key Bank, N.A.)                                0.38        3/01/2032          3,280
    1,800   Guilderland IDA (LOC - Key Bank, N.A.)                                 0.48        7/01/2032          1,800
    1,475   Lancaster IDA (LOC - Manufacturers & Traders Trust Co.)                0.36       11/01/2032          1,475
   20,350   Local Government Assistance Corp. (LOC - Bayerische Landesbank)
               (LOC - WestLB A.G.)                                                 0.29        4/01/2023         20,350
   46,000   Long Island Power Auth. (LOC - JPMorgan Chase Bank, N.A.)
               (LOC - Landesbank Baden-Wurttemberg)                                0.25        5/01/2033         46,000
    6,635   Monroe County IDA (LOC - Key Bank, N.A.)                               0.38        6/01/2026          6,635
    9,115   Monroe County IDA (LOC - RBS Citizens, N.A.)                           0.39        7/01/2027          9,115
    8,530   MTA (INS)(LIQ)                                                         0.33       11/01/2029          8,530
   29,000   New York City (LOC - Bank of America, N.A.)                            0.33        8/01/2034         29,000
    6,395   New York City Municipal Water Finance Auth. (LIQ) (a)                  0.31        6/15/2013          6,395
    5,900   Oneida County IDA (LOC - Manufacturers & Traders Trust Co.)            0.36        6/01/2030          5,900
    2,590   Ontario County IDA (LOC - Key Bank, N.A.)                              0.38        7/01/2030          2,590
    4,915   Otsego County IDA (LOC - Key Bank, N.A.)                               0.48        6/01/2027          4,915
    4,350   Rensselaer County IDA (LOC - RBS Citizens, N.A.)                       0.43       10/30/2035          4,350
   17,660   State Dormitory Auth. (LOC - Key Bank, N.A.)                           0.38       11/01/2036         17,660
   31,915   Triborough Bridge and Tunnel Auth. (LOC - Bayerische Landesbank)       0.30        1/01/2032         31,915
                                                                                                             ----------
                                                                                                                229,135
                                                                                                             ----------
            OHIO (4.3%)
   10,300   Air Quality Dev. Auth.                                                 0.50        9/01/2030         10,300

================================================================================

8  | PORTFOLIO OF INVESTMENTS

================================================================================

PRINCIPAL
AMOUNT                                                                           COUPON            FINAL          VALUE
(000)       SECURITY                                                               RATE         MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------------
$  15,200   Air Quality Dev. Auth. (LOC - Key Bank, N.A.)                          0.39%       6/01/2033     $   15,200
   20,700   Clinton County (LOC - Fifth Third Bank)                                0.55        6/01/2032         20,700
    6,200   Darke County (LOC - Fifth Third Bank)                                  0.60       12/01/2024          6,200
    8,710   Delaware County (LOC - Fifth Third Bank)                               0.55       10/01/2033          8,710
    1,870   Hamilton County (LOC - Fifth Third Bank)                               0.55        4/01/2028          1,870
    3,600   Hilliard (LOC - U.S. Bank, N.A.)                                       0.41        8/01/2012          3,600
    8,945   Housing Finance Agency (INS)(LOC - Societe Generale)                   0.35        9/01/2026          8,945
    2,800   Meigs County (LOC - U.S. Bank, N.A.)                                   0.41        8/01/2012          2,800
   13,095   Montgomery County (LOC - Fifth Third Bank)                             0.60        9/01/2026         13,095
   21,880   Northeast Regional Sewer District (LIQ) (a)                            0.35        5/15/2015         21,880
    2,775   Portage County (LOC - JPMorgan Chase Bank, N.A.)                       0.57       12/01/2022          2,775
    8,005   Univ. of Cincinnati (LOC - Bayerische Landesbank)                      0.44        6/01/2034          8,005
    3,000   Warren County (LOC - U.S. Bank, N.A.)                                  0.41        8/01/2012          3,000
    3,310   Wayne County (LOC - Fifth Third Bank)                                  0.60        9/01/2021          3,310
                                                                                                             ----------
                                                                                                                130,390
                                                                                                             ----------
            OKLAHOMA (3.8%)
    8,700   Garfield County Industrial Auth.                                       0.40        1/01/2025          8,700
    2,375   IDA (LOC - JPMorgan Chase Bank, N.A.)                                  0.60        8/01/2018          2,375
   32,400   Muskogee Industrial Trust(b)                                           0.42        1/01/2025         32,400
   56,000   Muskogee Industrial Trust(b)                                           0.44        6/01/2027         56,000
    6,000   Tulsa Industrial Auth. (LOC - JPMorgan Chase Bank, N.A.)               0.49       10/01/2014          6,000
   11,100   Tulsa Industrial Auth. (LOC - Bank of Oklahoma, N.A.)                  0.50       11/01/2026         11,100
                                                                                                             ----------
                                                                                                                116,575
                                                                                                             ----------
            OREGON (1.2%)
   38,100   Port of Portland (LOC - Bank of Tokyo-Mitsubishi UFJ, Ltd.)            0.57       12/01/2014         38,100
                                                                                                             ----------
            PENNSYLVANIA (3.1%)
    6,100   Allegheny County Hospital Dev. Auth. (LOC - SunTrust Bank)             0.54        9/01/2027          6,100
    5,250   Chartiers Valley Industrial and Commercial Dev. Auth.                  1.04       11/15/2017          5,250
   10,000   Delaware Valley (LOC - Bayerische Landesbank)                          0.30        8/01/2016         10,000
   25,750   EDA (LOC - JPMorgan Chase Bank, N.A.)                                  0.20       10/01/2034         25,750
   27,000   Emmaus General Auth. (INS)(LIQ)                                        0.27       12/01/2028         27,000
    2,400   Higher Educational Facilities Auth. (LOC - Fulton Bank)                1.75       11/01/2028          2,400
    2,200   Higher Educational Facilities Auth. (LOC - Fulton Bank)                1.75       11/01/2033          2,200
   13,420   Langhorne Manor (LOC - Citizens Bank of Pennsylvania)                  0.35       10/01/2032         13,420
    3,400   Langhorne Manor (LOC - Citizens Bank of Pennsylvania)                  0.35       10/01/2032          3,400
                                                                                                             ----------
                                                                                                                 95,520
                                                                                                             ----------
            PUERTO RICO (0.7%)
   22,490   Commonwealth (LIQ)(LOC - Bank of America, N.A.) (a)                    0.40        7/01/2011         22,490
                                                                                                             ----------
            RHODE ISLAND (0.6%)
    6,870   EDC (LOC - RBS Citizens, N.A.)                                         0.40       10/01/2034          6,870
    7,145   Health and Educational Building Corp. (LOC - U.S. Bank, N.A.)          0.35       12/01/2029          7,145

================================================================================

                                          USAA TAX EXEMPT MONEY MARKET FUND |  9

================================================================================

PRINCIPAL
AMOUNT                                                                           COUPON            FINAL          VALUE
(000)       SECURITY                                                               RATE         MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------------
$   5,900   Health and Educational Building Corp. (LOC - RBS Citizens, N.A.)       0.37%      12/01/2036     $    5,900
                                                                                                             ----------
                                                                                                                 19,915
                                                                                                             ----------
            SOUTH CAROLINA (0.5%)
   15,075   Charleston County School District (INS)(LIQ) (a)                       0.32       12/01/2013         15,075
                                                                                                             ----------
            SOUTH DAKOTA (0.6%)
    5,975   Health and Educational Facilities Auth.                                0.61       11/01/2020          5,975
    3,780   Health and Educational Facilities Auth.                                0.61       11/01/2025          3,780
    7,970   Health and Educational Facilities Auth.                                0.61       11/01/2027          7,970
                                                                                                             ----------
                                                                                                                 17,725
                                                                                                             ----------
            TENNESSEE (0.6%)
    3,550   Greeneville IDB (LOC - BNP Paribas)                                    0.33        5/01/2013          3,550
    7,100   Hendersonville IDB (LOC - Fifth Third Bank)                            0.63        5/01/2036          7,100
    4,530   Memphis-Shelby County (LOC - SunTrust Bank)                            0.48        1/01/2028          4,530
    2,430   Metropolitan Government of Nashville and Davidson County
               (LOC - Fifth Third Bank)                                            0.55       12/01/2024          2,430
                                                                                                             ----------
                                                                                                                 17,610
                                                                                                             ----------

            TEXAS (7.3%)
   11,000   Atascosa County IDC (NBGA)                                             0.65        6/30/2020         11,000
      585   Bell County Health Facilities Dev. Corp.
               (LOC - JPMorgan Chase Bank, N.A.)                                   0.55        5/01/2023            585
   23,290   Brazos County Health Facilities Dev.
               (LOC - Bank of America, N.A.)(LIQ) (a)                              0.56        1/01/2019         23,290
    2,515   Cameron Education Corp. (LOC - JPMorgan Chase Bank, N.A.)              0.60        6/01/2031          2,515
    8,870   Crawford Education Facilities Corp. (LOC - BNP Paribas)                0.89        5/01/2035          8,870
    9,570   El Paso County Hospital District (LIQ) (a)                             0.36        8/15/2013          9,570
   10,230   Forney ISD (LIQ)(NBGA) (a)                                             0.31        8/15/2033         10,230
    9,045   Harris County Cultural Education Facilities Finance Corp.
               (LOC - Compass Bank)                                                0.60        9/01/2031          9,045
   21,335   Houston (INS)(LIQ) (a)                                                 0.33       11/01/2011         21,335
    7,435   Judson ISD (INS)(LIQ) (a)                                              0.33        2/01/2031          7,435
    1,800   North Central IDA                                                      0.55       10/01/2013          1,800
   16,110   Student Housing Auth. (LIQ)(NBGA) (a)                                  0.41       10/01/2033         16,110
   35,555   Tarrant County Health Facilities Dev. Corp.
               (LOC - HSH Nordbank A.G.)                                           1.15        8/15/2036         35,555
   14,470   Tarrant County Housing Finance Corp. (LIQ)(NBGA) (a)                   0.36       11/01/2029         14,470
   19,500   Transportation Commission (LIQ) (a)                                    0.31        4/01/2033         19,500
    7,700   Trinity River IDA                                                      0.37        1/01/2013          7,700
   25,635   Turnpike Auth. (INS)(LIQ) (a)                                          0.33        1/01/2012         25,635
                                                                                                             ----------
                                                                                                                224,645
                                                                                                             ----------
            VIRGINIA (1.3%)
    8,525   Alexandria IDA (LOC - SunTrust Bank)                                   0.50       10/01/2043          8,525
    6,010   Harrisonburg IDA (LOC - SunTrust Bank)                                 0.49       12/01/2021          6,010
   22,385   Harrisonburg Redevelopment and Housing Auth. (LIQ)(NBGA) (a)           0.36        2/01/2026         22,385
    1,860   Norfolk Redevelopment and Housing Auth.
               (LOC - Bank of America, N.A.)                                       0.30        7/01/2034          1,860
    1,500   Suffolk Redevelopment and Housing Auth. (LIQ)(NBGA) (a)                0.36        7/01/2024          1,500
                                                                                                             ----------
                                                                                                                 40,280
                                                                                                             ----------

================================================================================

10  | PORTFOLIO OF INVESTMENTS

================================================================================

PRINCIPAL
AMOUNT                                                                           COUPON            FINAL          VALUE
(000)       SECURITY                                                               RATE         MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------------
            WASHINGTON (2.9%)
$   5,000   Economic Dev. Finance Auth. (LOC - Bank of the West)                   0.35%       2/12/2019     $    5,000
    5,645   Health Care Facilities Auth. (INS)(LIQ) (a)                            0.46        8/15/2013          5,645
   32,375   Health Care Facilities Auth. (INS)(LIQ)                                0.35       12/01/2036         32,375
   10,520   Higher Education Facilities Auth.                                      0.35       10/01/2031         10,520
   36,145   Housing Finance Commission (LOC - HSH Nordbank A.G.)                   1.15        3/01/2036         36,145
                                                                                                             ----------
                                                                                                                 89,685
                                                                                                             ----------
            WEST VIRGINIA (1.4%)
    2,775   Harrison County (LOC - U.S. Bank, N.A.)                                0.41       12/01/2012          2,775
   25,000   Hospital Finance Auth. (LOC - Fifth Third Bank)                        1.00       10/01/2033         25,000
    9,630   Marshall County                                                        0.35        3/01/2026          9,630
    3,100   Monongalia County (LOC - U.S. Bank, N.A.)                              0.41       12/01/2012          3,100
    2,200   Ripley (LOC - U.S. Bank, N.A.)                                         0.41       12/01/2012          2,200
                                                                                                             ----------
                                                                                                                 42,705
                                                                                                             ----------
            WISCONSIN (0.8%)
   14,600   Germantown                                                             0.38        4/01/2032         14,600
      820   Health and Educational Facilities Auth.
               (LOC - JPMorgan Chase Bank, N.A.)                                   0.60        5/01/2026            820
    1,865   Milwaukee Redevelopment Auth. (LOC - JPMorgan Chase Bank, N.A.)        0.40        5/01/2025          1,865
    7,405   Wind Point (LOC - U.S. Bank, N.A.)                                     0.40        9/01/2035          7,405
                                                                                                             ----------
                                                                                                                 24,690
                                                                                                             ----------

            WYOMING (0.8%)
   10,000   Platte County (NBGA)                                                   0.42        7/01/2014         10,000
    4,305   Sweetwater County                                                      0.95       12/01/2020          4,305
    9,335   Sweetwater County                                                      0.95       12/01/2020          9,335
                                                                                                             ----------
                                                                                                                 23,640
                                                                                                             ----------
            Total Variable-Rate Demand Notes
               (cost: $2,684,984)                                                                             2,684,984
                                                                                                             ----------
            PUT BONDS (3.1%)

            ALABAMA (0.6%)
   18,500   Mobile IDB                                                             1.40        7/15/2034         18,500
                                                                                                             ----------
            COLORADO (0.1%)
    3,570   NBC Metropolitan District (LOC - U.S. Bank,
               N.A.)                                                               1.00       12/01/2030          3,570
                                                                                                             ----------
            GEORGIA (0.2%)
    7,500   Monroe County Dev. Auth.                                               0.80       11/01/2048          7,500
                                                                                                             ----------
            MASSACHUSETTS (0.5%)
   15,000   Health and Educational Facilities Auth.                                0.60       10/01/2037         15,000
                                                                                                             ----------
            MONTANA (1.5%)
    9,355   Board of Investments (NBGA)                                            0.50        3/01/2017          9,355
   12,010   Board of Investments (NBGA)                                            0.50        3/01/2018         12,010
   11,680   Board of Investments (NBGA)                                            0.50        3/01/2025         11,680
   12,710   Board of Investments (NBGA)                                            0.50        3/01/2028         12,710
                                                                                                             ----------
                                                                                                                 45,755
                                                                                                             ----------

================================================================================

                                         USAA TAX EXEMPT MONEY MARKET FUND |  11

================================================================================

PRINCIPAL
AMOUNT                                                                           COUPON            FINAL          VALUE
(000)       SECURITY                                                               RATE         MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------------
            PENNSYLVANIA (0.1%)
$   1,750   Allegheny County IDA (LOC - PNC Bank, N.A.)                            0.98%      12/01/2040     $    1,750
                                                                                                             ----------

            VIRGINIA (0.1%)
    3,000   Norfolk EDA                                                            0.48       11/01/2034          3,000
                                                                                                             ----------
            Total Put Bonds (cost: $95,075)                                                                      95,075
                                                                                                             ----------
            FIXED-RATE INSTRUMENTS (10.1%)

            CONNECTICUT (0.3%)
   10,000   Waterbury                                                              2.50        9/01/2010         10,025
                                                                                                             ----------
            IOWA (0.3%)
    4,775   Dubuque Community School District                                      1.50        7/01/2010          4,775
    3,835   Dubuque Community School District                                      1.50        1/01/2011          3,851
                                                                                                             ----------
                                                                                                                  8,626
                                                                                                             ----------
            KENTUCKY (0.4%)
   11,000   Rural Water Finance Corp.                                              1.25        1/01/2011         11,030

            MINNESOTA (1.1%)
    3,700   Crookston ISD (NBGA)                                                   1.00        9/29/2010          3,704
      700   Deer River ISD (NBGA)                                                  1.00        8/11/2010            700
    1,330   Kimball ISD (NBGA)                                                     1.50        9/14/2010          1,331
    1,350   Morris ISD (NBGA)                                                      1.25        9/16/2010          1,352
    1,075   Onamia ISD (NBGA)                                                      1.50        9/15/2010          1,076
    4,270   Red Wing ISD (NBGA)                                                    2.00        8/18/2010          4,276
    3,400   South St. Paul Special School District (NBGA)                          1.00        8/11/2010          3,402
    2,355   St. Anthony ISD (NBGA)                                                 2.00        8/11/2010          2,357
    8,050   St. Cloud ISD (NBGA)                                                   1.50        8/24/2010          8,058
    4,250   St. Francis ISD (NBGA)                                                 1.00        9/20/2010          4,253
    3,080   West Central Area ISD (NBGA)                                           1.50        9/01/2010          3,083
                                                                                                             ----------
                                                                                                                 33,592
                                                                                                             ----------
            MISSOURI (1.0%)
    8,800   Public Utilities Commission                                            2.25        8/01/2010          8,809
   22,000   St. Louis (c)                                                          2.00        6/01/2011         22,279
                                                                                                             ----------
                                                                                                                 31,088
                                                                                                             ----------
            NEW YORK (1.0%)
    8,805   Erie County Fiscal Stability Auth.                                     1.25        7/30/2010          8,810
   10,000   New York City Municipal Water Finance Auth.                            0.33        8/10/2010         10,000
   13,000   New York City Municipal Water Finance Auth.                            0.35        8/10/2010         13,000
                                                                                                             ----------
                                                                                                                 31,810
                                                                                                             ----------

            OHIO (0.3%)
    8,000   Univ. of Toledo                                                        1.50        6/01/2011          8,059
                                                                                                             ----------

            TEXAS (5.7%)
   15,000   Dallas Area Rapid Transit                                              0.35       10/07/2010         15,000
   20,000   Dallas Area Rapid Transit                                              0.35       11/09/2010         20,000
   25,000   Dallas Area Rapid Transit                                              0.38       11/15/2010         25,000
   35,000   Dallas Area Rapid Transit                                              0.38       11/18/2010         35,000
    2,000   Houston                                                                0.35        7/08/2010          2,000
    3,000   Houston                                                                0.38        7/08/2010          3,000
   10,000   Houston                                                                0.35        8/05/2010         10,000
   20,000   Houston                                                                0.55        8/05/2010         20,000

================================================================================

12  | PORTFOLIO OF INVESTMENTS

================================================================================

PRINCIPAL
AMOUNT                                                                           COUPON            FINAL          VALUE
(000)       SECURITY                                                               RATE         MATURITY          (000)
-----------------------------------------------------------------------------------------------------------------------
$   1,000   Houston                                                                0.37%       8/12/2010     $    1,000
    8,000   Houston                                                                0.40        8/12/2010          8,000
   25,000   Houston                                                                0.37        8/18/2010         25,000
   10,000   Houston                                                                0.38        9/09/2010         10,000
                                                                                                             ----------
                                                                                                                174,000
                                                                                                             ----------
            Total Fixed-Rate Instruments(cost: $308,230)                                                        308,230
                                                                                                             ----------

            TOTAL INVESTMENTS (COST: $3,088,289)                                                             $3,088,289
                                                                                                             ==========

                                                  VALUATION HIERARCHY
($ IN 000s)                                       -------------------
                                      (LEVEL 1)
                                    QUOTED PRICES       (LEVEL 2)
                                       IN ACTIVE          OTHER           (LEVEL 3)
                                      MARKETS          SIGNIFICANT       SIGNIFICANT
                                    FOR IDENTICAL      OBSERVABLE       UNOBSERVABLE
ASSETS                                 ASSETS             INPUTS            INPUTS              TOTAL
-----------------------------------------------------------------------------------------------------
   VARIABLE-RATE DEMAND NOTES       $          --      $ 2,684,984      $         --     $  2,684,984
   PUT BONDS                                   --           95,075                --           95,075
   FIXED-RATE INSTRUMENTS                      --          308,230                --          308,230
-----------------------------------------------------------------------------------------------------
Total                               $          --      $ 3,088,289      $         --     $  3,088,289
-----------------------------------------------------------------------------------------------------

   For the period ended June 30, 2010, there were no transfers of securities between levels 1, 2, or 3. The Fund's policy is to recognize transfers into and out of the valuation levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                         USAA TAX EXEMPT MONEY MARKET FUND |  13

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

June 30, 2010 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this quarterly report pertains only to the USAA Tax Exempt Money Market Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

2. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value (NAV) approved by the Trust's Board of Trustees.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost

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14  | NOTES TO PORTFOLIO OF INVESTMENTS

================================================================================

approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments.

D. As of June 30, 2010, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $3,058,477,000 at June 30, 2010, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

(b) At June 30, 2010, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

(c) At June 30, 2010, the aggregate market value of securities purchased on a when-issued basis was $22,279,000.

================================================================================

                                         USAA TAX EXEMPT MONEY MARKET FUND |  15




ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended June 30, 2010

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    08/25/2010
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    08/25/2010
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    08/25/2010
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.